BASIC AND DILUTED NET LOSS PER SHARE - Schedule of Weighted Average Number of Shares (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
The following items have been excluded from the diluted weighted average number of shares outstanding because they are anti-dilutive:
Shares used in computing net loss per ordinary shares, basic (in shares)	57,993,364	57,004,154	54,425,056
Shares used in computing net loss per ordinary shares, diluted (in shares)	57,993,364	57,004,154	54,425,056
Outstanding options and RSU's excluded from the calculation of the diluted net loss per share	11,424,555	10,915,630	11,230,491
Share-based Payment Arrangement, Option
The following items have been excluded from the diluted weighted average number of shares outstanding because they are anti-dilutive:
Outstanding options and RSU's excluded from the calculation of the diluted net loss per share	4,332,022	4,720,600	4,621,780
Restricted Stock Units (RSUs)
The following items have been excluded from the diluted weighted average number of shares outstanding because they are anti-dilutive:
Outstanding options and RSU's excluded from the calculation of the diluted net loss per share	3,123,019	2,225,516	2,078,427
Convertible Debt Securities
The following items have been excluded from the diluted weighted average number of shares outstanding because they are anti-dilutive:
Outstanding options and RSU's excluded from the calculation of the diluted net loss per share	3,969,514	3,969,514	4,530,284